Segment Information - Operations Segments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 215,023	$ 227,209	$ 206,290
Cost of Sales	(143,722)	(137,124)	(147,609)
Gross profit	71,301	90,085	58,681
Administrative expenses	(13,522)	(17,752)	(15,776)
Other operating income	5,121	2,562	12,040
Other operating expenses	(5,002)	(6,683)	(6,421)
Allowance for expected credit losses on financial	(541)	(341)	(76)
Operating profit/(loss)	57,357	67,871	48,448
Finance income	8,647	4,579	517
Finance costs	(48,928)	(41,185)	(40,337)
Foreign exchange differences, net	574	(1,596)	(1,355)
Loss on debt extinguishment	(4,157)	0	0
Other income	0	1,084	0
Profit/(loss) before tax	13,493	30,753	7,273
Income tax (expense)/income	(1,824)	(599)	1,137
Profit/(loss) for the year	11,669	30,154	8,410
Port Terminal Business
Disclosure of operating segments [line items]
Revenue	102,683	102,103	99,321
Cost of Sales	(42,009)	(34,458)	(53,906)
Gross profit	60,674	67,645	45,415
Administrative expenses	(3,144)	(5,734)	(3,877)
Other operating income	4,329	1,081	9,269
Other operating expenses	(3)	0	0
Allowance for expected credit losses on financial	(103)	(198)	0
Operating profit/(loss)	61,753	62,794	50,807
Finance income	3,298	1,934	64
Finance costs	(19,976)	(17,835)	(16,860)
Foreign exchange differences, net	(343)	(387)	(377)
Loss on debt extinguishment	(1,586)	0	0
Other income	0	458	0
Profit/(loss) before tax	43,146	46,964	33,634
Income tax (expense)/income	0	0	0
Profit/(loss) for the year	43,146	46,964	33,634
Cabotage Business
Disclosure of operating segments [line items]
Revenue	45,254	46,551	41,813
Cost of Sales	(32,214)	(35,150)	(32,207)
Gross profit	13,040	11,401	9,606
Administrative expenses	(2,069)	(2,463)	(2,496)
Other operating income	(3)	0	704
Other operating expenses	(1,969)	(2,527)	(2,009)
Allowance for expected credit losses on financial	(164)	0	0
Operating profit/(loss)	8,835	6,411	5,805
Finance income	1,807	441	0
Finance costs	(8,049)	(5,158)	(4,928)
Foreign exchange differences, net	344	(911)	(583)
Loss on debt extinguishment	(869)	0	0
Other income	0	104	0
Profit/(loss) before tax	2,068	887	294
Income tax (expense)/income	(2,050)	(1,263)	(910)
Profit/(loss) for the year	18	(376)	(616)
Barge Business
Disclosure of operating segments [line items]
Revenue	67,086	78,555	65,156
Cost of Sales	(69,499)	(67,516)	(61,496)
Gross profit	(2,413)	11,039	3,660
Administrative expenses	(8,309)	(9,555)	(9,403)
Other operating income	795	1,481	2,067
Other operating expenses	(3,030)	(4,156)	(4,412)
Allowance for expected credit losses on financial	(274)	(143)	(76)
Operating profit/(loss)	(13,231)	(1,334)	(8,164)
Finance income	3,542	2,204	453
Finance costs	(20,903)	(18,192)	(18,549)
Foreign exchange differences, net	573	(298)	(395)
Loss on debt extinguishment	(1,702)	0	0
Other income	0	522	0
Profit/(loss) before tax	(31,721)	(17,098)	(26,655)
Income tax (expense)/income	226	664	2,047
Profit/(loss) for the year	$ (31,495)	$ (16,434)	$ (24,608)